Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 4,782	$ 3,847
Deduct share of results of associates	137	105
Deduct exceptional share of results of associates	104	0
Profit before tax and before share of results of associates	4,541	3,741
Adjustments to the tax basis
Government incentives	(223)	(346)
Non-deductible/(non-taxable) mark-to-market on derivatives	507	703
Other expenses not deductible for tax purposes	807	775
Other non-taxable income	(368)	(291)
Adjusted tax basis	$ 5,265	$ 4,582
Aggregate weighted nominal tax rate	26.20%	26.90%
Tax at aggregated nominal tax rate	$ (1,382)	$ (1,235)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(165)	(98)
(Underprovided)/overprovided in prior years	(160)	(56)
Deductions from interest on equity	102	323
Deductions from goodwill and other tax deductions	367	168
Withholding taxes	(207)	(205)
Other tax adjustments	(102)	(90)
Total tax expense	$ (1,546)	$ (1,192)
Effective tax rate	34.10%	31.90%